Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Calculated tax savings percentage			85.00%
Income tax expense	$ (36)	$ (13)	$ 34	$ 9